Geographic and Product Information	12 Months Ended
Dec. 31, 2015
Geographic and Product Information

NOTE 19

GEOGRAPHIC AND PRODUCT INFORMATION

Net sales are based on product shipment destination and assets are based on physical location.

years ended December 31 (in millions)	2015	2014	2013
Net sales
United States	$3,315	$3,016	$2,861
Rest of world	2,833	2,936	2,694

Consolidated and combined net sales	$6,148	$5,952	$5,555

as of December 31 (in millions)	2015	2014	2013
PP&E, net
United States	$3,173	$2,411	$1,472
Austria	780	717	812
Switzerland	359	353	382
Singapore	354	333	308
Rest of world	368	378	402

Consolidated and combined PP&E, net	$5,034	$4,192	$3,376

Significant Product Sales

The following is a summary of net sales for the Company’s five product categories.

years ended December 31 (in millions)	2015	2014	2013
Hemophilia[1]	$2,840	$2,984	$2,786
Immunoglobulin Therapies[2]	1,750	1,677	1,616
Inhibitor Therapies[3]	787	744	651
BioTherapeutics[4]	684	547	502
Oncology[5]	87	—	—

Consolidated and combined net sales	$6,148	$5,952	$5,555

[1]

Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, ADYNOVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII and factor IX).

[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA and HYQVIA.

[3]

Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, a recombinant porcine factor VIII product for the treatment of acquired hemophilia A.

[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products, as well as contract manufacturing revenue.

[5]	Includes sales of ONCASPAR, a treatment for acute lymphoblastic leukemia.

Concentration of Credit Risk

The company engages in business with foreign governments in certain countries that have experienced deterioration in credit and economic conditions, including Greece, Spain, Portugal, Italy and Brazil. As of December 31, 2015, the company’s net accounts receivable from the public sector in Greece, Spain, Portugal and Italy totaled $80 million, of which Greece receivables represented an immaterial balance. The company also has significant accounts receivable related to its Hemobrás partnership in Brazil totaling $207 million at December 31, 2015.

Global economic conditions and liquidity issues in certain countries have resulted, and may continue to result, in delays in the collection of receivables and credit losses. While the company believes that its allowance for doubtful accounts as of December 31, 2015 is adequate, future governmental actions and customer-specific factors may require the company to re-evaluate the collectability of its receivables and the company could potentially incur additional credit losses that materially impact its results of operations.